Share-Based Payments (Schedule Of Weighted Average Valuation Assumptions) (Details)	6 Months Ended
Jun. 30, 2013
Share-based Compensation [Abstract]
Expected term (in years)	6 years 3 months
Expected stock price volatility	45.00%
Risk-free interest rate	1.90%
Expected dividend yield	0.00%